Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 1,057,925.6	$ 13,943.9	₨ 1,017,047.8	₨ 981,794.8
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	250,779.5	3,305.4	263,190.7	245,504.7
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 807,146.1	$ 10,638.5	₨ 753,857.1	₨ 736,290.1